Derivatives - Not Designated as Hedging Instruments under ASC 815 (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Derivative [Line Items]
Forward contracts	$ 519	$ 0
Gain on derivative instruments, net	$ 11,923	1,901
Location Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain on derivative instruments, net
Description of Location of Gain (Loss) on Cash Flow Hedge Ineffectiveness in Financial Statements	Gain on derivative instruments, net
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain on derivative instruments, net
Amount Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Non hedging interest rate swaps	$ 11,464	2,022
Ineffective portion of hedging interest rate swaps	(60)	(121)
Forward contracts	519	0
Gain on derivative instruments, net	$ 11,923	$ 1,901